Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [text block] [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

The following summarizes the Company’s related party transactions, not disclosed elsewhere in these consolidated financial statements, during the year ended December 31, 2020 and 2019. Key management personnel includes the Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), directors and officers and companies controlled or significantly influenced by them.

Key Management Personnel	2020	2019	2018
	($)	($)	($)
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	375,858	382,002	434,543
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options	366,818	262,432	150,706
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants.	290,314	62,209	297,445
Short-term employee benefits paid or accrued to the Chief Technical Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	403,626	297,140	238,456
Short-term employee benefits paid or accrued to certain directors and officers of the Company including share-based compensation vested for incentive stock options and performance warrants.	440,000	442,757	101,456

Total	1,876,616	1,446,540	1,222,606

Other Related Party Payments

Lease payments of $84,000 (2019 - $84,000; 2018 - $76,000) were paid or accrued to a corporation that shares management in common with the Company.

Amounts Outstanding

a)	At December 31, 2020, a total of $757,265 (December 31, 2019 - $492,181) was included in accounts payable and accrued liabilities owing to officers, directors, or companies controlled by them. These amounts are unsecured and non-interest bearing.

b)	At December 31, 2020 a total of $6,220,254 (December 31, 2019 - $5,470,000) of long term notes was payable to a director, a member of the advisory board and the CEO of the Company (Note 10).